INTANGIBLE ASSETS, NET (Summary of Intangible Assets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Finite-lived intangible assets
Gross carrying amount	¥ 204,637		¥ 202,986
Less: accumulated amortization	(112,225)		(106,217)
Net Carrying Amount	92,412	$ 13,441	96,769
Trade names
Finite-lived intangible assets
Gross carrying amount	48,908		48,908
Less: accumulated amortization	0		0
Net Carrying Amount	48,908		48,908
Brand
Finite-lived intangible assets
Gross carrying amount	5,920		5,920
Less: accumulated amortization	0		0
Net Carrying Amount	5,920		5,920
Student populations
Finite-lived intangible assets
Gross carrying amount	39,818		39,818
Less: accumulated amortization	(38,476)		(37,580)
Net Carrying Amount	1,342		2,238
Software
Finite-lived intangible assets
Gross carrying amount	35,421		33,770
Less: accumulated amortization	(34,200)		(32,712)
Net Carrying Amount	1,221		1,058
Customer relationships
Finite-lived intangible assets
Gross carrying amount	5,270		5,270
Less: accumulated amortization	(5,270)		(5,270)
Net Carrying Amount	0		0
Cooperative agreements
Finite-lived intangible assets
Gross carrying amount	5,230		5,230
Less: accumulated amortization	(4,062)		(3,554)
Net Carrying Amount	1,168		1,676
Favorable leases
Finite-lived intangible assets
Gross carrying amount	63,237		63,237
Less: accumulated amortization	(29,384)		(26,268)
Net Carrying Amount	33,853		36,969
Non-compete agreements
Finite-lived intangible assets
Gross carrying amount	833		833
Less: accumulated amortization	(833)		(833)
Net Carrying Amount	¥ 0		¥ 0